Dividends paid (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Dividends paid
Final dividend - prior year	R 28	R 6,341
Interim dividend - current year		1,292
Dividends paid	R 28	R 7,633